Condensed Consolidated Statements of Comprehensive Loss (Unaudited) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2023	Mar. 31, 2022	Jun. 30, 2022	Jun. 30, 2021
Income Statement [Abstract]
Net loss	$ 13,193,975	$ 63,569,495	$ 31,495,248	$ 98,456,505	$ 102,232,090	$ 26,372,734
Other comprehensive loss:
Reclassification of accumulated foreign currency translation net losses to net loss as a result of the disposal of businesses	(2,466,016)		(2,466,016)
Foreign currency translation (gain) loss	(107,167)	1,631,630	(117,352)	3,848,155	6,706,944	669,170
Total comprehensive loss	$ 10,620,792	$ 65,201,125	$ 28,911,880	$ 102,304,660	$ 108,939,034	$ 27,041,904